Goodwill (Tables)	12 Months Ended
Jun. 30, 2015
GOODWILL [Abstract]
Schedule of changes in carrying amount of goodwill
Balance
RMB
Balance as of June 30, 2014	62,548
Balance as of June 30, 2015	62,548